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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:             EnTrust Capital Inc.
         -----------------------------------------------------
Address:          717 Fifth Avenue
         -----------------------------------------------------
                  New York, NY 10022
         -----------------------------------------------------


Form 13F File Number:  28-6444
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Richard I. Ellenbogen
                  -----------------------------------------------------
Title:                     Vice President & General Counsel
                  -----------------------------------------------------
Phone:                     212.224.5505
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen  New York, NY                    2/14/01
-------------------------  --------------------------      -------
(Signature)                (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ------------------------        -----------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ---------------------------

Form 13F Information Table Entry Total:              48
                                            ---------------------------

Form 13F Information Table Value Total:    $         583,416
                                            ---------------------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                              ENTRUST CAPITAL INC

NAME OF ISSUER                        TITLE OF CLASS        CUSIP             MARKET VALUE      SHARES/PRN AMT      SH/PRN   PUT
                                                                              * 1000                                         /CALL
AMC ENTERTAINMENT INC                 COMMON STOCK          001669100                        89               22200 SH
AT&T CORP LIBERTY MEDIA GROUP         COMMON STOCK          001957208                     64341             4744059 SH
ASPECT COMMUNICATIONS CORP            COMMON STOCK          04523Q102                     30811             3828922 SH
ASPEON INC                            COMMON STOCK          045354107                        79               52750 SH
BEA SYSTEMS INC                       COMMON STOCK          073325102                      4418               65630 SH
BERKSHIRE HATHAWAY INC-DEL            COMMON STOCK          084670108                      6035                  85 SH
CABLETRON SYSTEMS INC                 COMMON STOCK          126920107                     14816              983604 SH
CASELLA WASTE SYSTEMS INC-CL A        COMMON STOCK          147448104                      1625              187000 SH
CHASE MANHATTAN CORP NEW              COMMON STOCK          16161A108                     27378              602552 SH
CITIGROUP INC                         COMMON STOCK          172967101                     51844             1015308 SH
COCA-COLA CO                          COMMON STOCK          191216100                       819               13445 SH
CRESTLINE CAPITAL CORP                COMMON STOCK          226153104                      1115               43300 SH
DELL COMPUTER CORP                    COMMON STOCK          247025109                     17504             1003803 SH
WALT DISNEY CO HOLDING CO             COMMON STOCK          254687106                      1821               62933 SH
ESC MEDICAL SYSTEMS LTD               CONVERTIBLE BONDS     269025AB8                       376              450000 PRN
EPICOR SOFTWARE CORP                  COMMON STOCK          29426L108                        31               38350 SH
FREDDIE MAC-VOTING COMMON             COMMON STOCK          313400301                       703               10200 SH
FANNIE MAE                            COMMON STOCK          313586109                     25281              291420 SH
FORD MOTOR CO DEL                     COMMON STOCK          345370860                       577               24606 SH
GENERAL ELECTRIC CO                   COMMON STOCK          369604103                       560               11675 SH
GOLDMAN SACHS GROUP INC               COMMON STOCK          38141G104                       315                2950 SH
HOME DEPOT INC                        COMMON STOCK          437076102                     14101              308632 SH
JOHNSON & JOHNSON                     COMMON STOCK          478160104                       431                4100 SH
KIMBERLY CLARK CORP                   COMMON STOCK          494368103                     13505              191052 SH
LEHMAN BROTHERS HOLDINGS INC          COMMON STOCK          524908100                       278                4110 SH
MBNA CORP                             COMMON STOCK          55262L100                     41858             1133212 SH
MEDICAL CARE INTL INC                 CONVERTIBLE BONDS     584505AC5                       338              350000 PRN
MERCK & CO INC                        COMMON STOCK          589331107                      1351               14425 SH
MICROSOFT CORP                        COMMON STOCK          594918104                       683               15750 SH
NASDAQ 100 SHARES                     COMMON STOCK          631100104                      1132               19400 SH
PFIZER INC                            COMMON STOCK          717081103                       204                4437 SH
PHARMACIA CORP                        COMMON STOCK          71713U102                       256                4195 SH
***SHAW COMMUNICATIONS INC            FOREIGN COMMON STOCK  82028K200                     37120             1613911 SH
STARWOOD HOTELS & RESORTS             COMMON STOCK          85590A203                     43625             1237575 SH
UNITEDGLOBALCOM                       COMMON STOCK          913247508                       753               55300 SH
UNITEDHEALTH GROUP INC                COMMON STOCK          91324P102                       307                5000 SH
VERIZON COMMUNICATIONS                COMMON STOCK          92343V104                     15794              315097 SH
VIACOM INC-CL B FORMLY NON VTG        COMMON STOCK          925524308                     13524              289280 SH
***VODAFONE GROUP PLC NEW             COMMON STOCK          92857W100                     42862             1196833 SH
WAL-MART STORES INC                   COMMON STOCK          931142103                       234                4400 SH
WESTERN WIRELESS CORP-CL A            COMMON STOCK          95988E204                       301                7671 SH
WHIRLPOOL CORP                        COMMON STOCK          963320106                     39074              819376 SH
JOHN WILEY & SONS INC CL A            COMMON STOCK          968223206                      9256              430525 SH
ZANY BRAINY INC                       COMMON STOCK          98906Q101                        13               25000 SH
***SBS BROADCASTING SA                FOREIGN COMMON STOCK  L8137F102                     41938             1601436 SH
BEA SYSTEMS INC                       PUT                   073325102                     13463              200000 SH       PUT
NAVISTAR INTERNATIONAL CORP           CALL                  63934E108                       456               17400 SH       CALL
***GLOBALSTAR                         PUT                   G3930H104                        24               26500 SH       PUT


                                                                                         583416


Table continued...



NAME OF ISSUER                                INVESTMENT    MANAGERS      SOLE        SHARED      NONE
                                              Discretion
AMC ENTERTAINMENT INC                         OTHER                                         22200
AT&T CORP LIBERTY MEDIA GROUP                 OTHER                                       3564112     1179947
ASPECT COMMUNICATIONS CORP                    OTHER                                       3131487      697435
ASPEON INC                                    OTHER                                         52750
BEA SYSTEMS INC                               OTHER                                         65630
BERKSHIRE HATHAWAY INC-DEL                    OTHER                                            68          17
CABLETRON SYSTEMS INC                         OTHER                                        749279      234325
CASELLA WASTE SYSTEMS INC-CL A                OTHER                                        187000
CHASE MANHATTAN CORP NEW                      OTHER                                        466022      136530
CITIGROUP INC                                 OTHER                                        752002      263306
COCA-COLA CO                                  OTHER                                         13445
CRESTLINE CAPITAL CORP                        OTHER                                         43300
DELL COMPUTER CORP                            OTHER                                        758368      245435
WALT DISNEY CO HOLDING CO                     OTHER                                         40958       21975
ESC MEDICAL SYSTEMS LTD                       OTHER                                        450000
EPICOR SOFTWARE CORP                          OTHER                                         38350
FREDDIE MAC-VOTING COMMON                     OTHER                                         10200
FANNIE MAE                                    OTHER                                        233315       58105
FORD MOTOR CO DEL                             OTHER                                         24606
GENERAL ELECTRIC CO                           OTHER                                         11675
GOLDMAN SACHS GROUP INC                       OTHER                                          2850         100
HOME DEPOT INC                                OTHER                                        231187       77445
JOHNSON & JOHNSON                             OTHER                                          4100
KIMBERLY CLARK CORP                           OTHER                                        150467       40585
LEHMAN BROTHERS HOLDINGS INC                  OTHER                                          4110
MBNA CORP                                     OTHER                                        944129      189083
MEDICAL CARE INTL INC                         OTHER                                        350000
MERCK & CO INC                                OTHER                                          5825        8600
MICROSOFT CORP                                OTHER                                          6250        9500
NASDAQ 100 SHARES                             OTHER                                         15850        3550
PFIZER INC                                    OTHER                                          4437
PHARMACIA CORP                                OTHER                                          4195
***SHAW COMMUNICATIONS INC                    OTHER                                       1215856      398055
STARWOOD HOTELS & RESORTS                     OTHER                                        944241      293334
UNITEDGLOBALCOM                               OTHER                                         55300
UNITEDHEALTH GROUP INC                        OTHER                                                      5000
VERIZON COMMUNICATIONS                        OTHER                                        237177       77920
VIACOM INC-CL B FORMLY NON VTG                OTHER                                        220740       68540
***VODAFONE GROUP PLC NEW                     OTHER                                        909126      287707
WAL-MART STORES INC                           OTHER                                          4400
WESTERN WIRELESS CORP-CL A                    OTHER                                           631        7040
WHIRLPOOL CORP                                OTHER                                        630116      189260
JOHN WILEY & SONS INC CL A                    OTHER                                        376425       54100
ZANY BRAINY INC                               OTHER                                         25000
***SBS BROADCASTING SA                        OTHER                                       1241220      360216
BEA SYSTEMS INC                               OTHER                                        200000
NAVISTAR INTERNATIONAL CORP                   OTHER                                         17400
***GLOBALSTAR                                 OTHER                                         26500


                                              No. of Other Managers     0
